REVENUE AND COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Revenue
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Concentrate sales	$11,189	$-	$20,978	$-
Provisional pricing adjustments	(1,819)	-	(558)	29
	$9,370	$-	$20,420	$29

Schedule Of Cost Of Sales
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Production costs	$4,987	$-	$10,834	$-
Stand-by and ramp-up costs	-	554	-	800
Depreciation and depletion	481	463	940	926
	$5,468	$1,017	$11,774	$1,726